GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Finite-Lived Intangible Assets [Line Items]
Goodwill Impairment		$ 7,594,000
Accumulated amortization asset of intangible assets	(9,560,811)	(8,707,660)	$ (8,405,799)
Asset impairment charge	3,922,110
Amortization of intangible assets	1,755,721	2,563,559
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization asset of intangible assets	(3,180,376)	(3,193,629)	(2,559,160)
Customer Relationships [Member] | Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization asset of intangible assets	3,802,438
Developed Technology Rights [Member] | Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization asset of intangible assets	65,411
Purchased Software [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization asset of intangible assets	(563,470)	(618,418)	$ (564,316)
Purchased Software [Member] | Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization asset of intangible assets	$ 54,261
Medigap Healthcare Insurance Company [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill Impairment		$ 4,825,634